Summary of Significant Accounting Policies (Additional Information 1) (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 08, 2013	Feb. 29, 2012	Feb. 08, 2012
Summary Of Significant Accounting Policies [Line Items]
Impairment losses	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Amortization of the deferred financing costs		496,000		1,894,000		2,800,000	3,400,000	3,400,000
Written off unamortized debt cost	500,000		0			2,200,000	1,400,000
Written off unamortization cost relation to assets securitization						1,300,000
Amortization of deferred leasing costs totaled	1,800,000		1,100,000	4,600,000	3,200,000	4,700,000	3,400,000	2,300,000
Deferred income	9,529,000	7,892,000		9,529,000		7,892,000	6,745,000	5,600,000
Amortization of deferred revenue	1,100,000		1,300,000	3,500,000	3,500,000	4,700,000	4,300,000	3,000,000
Derivative liability		453,000				453,000	767,000
Company recorded equity-based compensation expense net of repurchased awards	900,000		500,000	2,900,000	1,300,000	2,000,000	400,000	800,000
Amount of the straight-line rent receivable on the balance sheets included in rents and other receivables	4,200,000	2,900,000		4,200,000		2,900,000	2,400,000
Unsecured Revolving Credit Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization of the deferred financing costs	500,000		600,000	1,700,000	2,200,000
Written off unamortized debt cost	75,000,000
Written off unamortization cost relation to assets securitization					3,300,000
Richmond Credit Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Written off unamortized debt cost				100,000
Interest Rate Swap [Member]
Summary Of Significant Accounting Policies [Line Items]
Notional amount of derivative									150,000,000
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Summary Of Significant Accounting Policies [Line Items]
Derivative liability			0		0
Notional amount of derivative										$ 150,000,000	$ 150,000,000